Cover	Oct. 27, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	MARKEL GROUP INC.
Entity Incorporation, State or Country Code	VA
Entity File Number	001-15811
Entity Tax Identification Number	54-1959284
Entity Address, Address Line One	4521 Highwoods Parkway
Entity Address, City or Town	Glen Allen
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23060-6148
City Area Code	804
Local Phone Number	747-0136
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	MKL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001096343